Long-term debt - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 2,158,192	$ 2,363,372
Other limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	176,993	160,964
Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,981,199	$ 1,979,125
Carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,180,007
Carrying amount | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	11,775
Carrying amount | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	12,424
Carrying amount | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	312,576
Carrying amount | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,654
Carrying amount | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,785
Carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,815,793
Carrying amount | Other limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	180,007
Carrying amount | Other limited recourse debt facilities | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	11,775
Carrying amount | Other limited recourse debt facilities | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	12,424
Carrying amount | Other limited recourse debt facilities | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	12,576
Carrying amount | Other limited recourse debt facilities | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,654
Carrying amount | Other limited recourse debt facilities | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,785
Carrying amount | Other limited recourse debt facilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	115,793
Carrying amount | Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,000,000
Carrying amount | Unsecured notes | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	300,000
Carrying amount | Unsecured notes | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 1,700,000